Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 31,470	$ 19,344	$ 50,814
UNITED STATES | U.S. Federal Government [Member]
Total	$ 31,470	$ 19,344